SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY (Details) - SGD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities	$ 74	$ 66	$ 66
Recognized in statements of income	64		8
Deferred tax assets and liabilities	138		74
Property, Plant and Equipment [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities	69	36	36
Recognized in statements of income	64		33
Deferred tax assets and liabilities	133		69
Provisions [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities	5	5	5
Recognized in statements of income
Deferred tax assets and liabilities	5		5
Tax Losses [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities		$ 25	25
Recognized in statements of income			(25)
Deferred tax assets and liabilities